Decommissioning Liabilities	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligation Disclosure1 [Abstract]
Decommissioning Liabilities

11.	DECOMMISSIONING LIABILITIES

Balance – current and non-current portion December 31, 2021	$106.1
Reclamation expenditures	(0.4)
Accretion expense	4.2
Revisions to expected discounted cash flows	6.7
Balance – current and non-current portion December 31, 2022	$116.6
Liability assumed on Manitou acquisition (note 8)	1.8
Reclamation expenditures	(0.3)
Accretion expense	6.8
Revisions to expected discounted cash flows[1]	11.9
Balance – current and non-current portion December 31, 2023	$136.8
Less: Current portion of decommissioning liability	(12.6)
Balance – non-current portion December 31, 2023	$124.2
1.Included in the revisions to expected discounted cash flows are costs of $3.3 million related to closed sites with a corresponding expense recorded in Other Loss (note 14).
All of the expenditures are expected to occur between 2024 and 2049. The discount rates used in discounting the estimated reclamation and closure cost obligations were between 3.0% and 7.4% for the year ended December 31, 2023 (2022 – 2.9% and 10.5%), and the inflation rate used was between 1.7% and 3.6% for the year ended December 31, 2023 (2022 – 1.9% and 9.5%).
The total undiscounted value of the decommissioning liabilities at December 31, 2023 was $165.2 million (2022 - $134.0 million).